CONDENSED CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions		Jun. 30, 2024		Dec. 31, 2023
Non-current assets
Goodwill		$ 16,538	[1]	$ 16,660
Other intangible assets		9,387		10,253
Property, plant and equipment		189,656		194,835
Joint ventures and associates		25,098		24,457
Investments in securities		2,972		3,246
Deferred tax		5,888		6,454
Retirement benefits1	[1]	9,454		9,151
Trade and other receivables		6,808		6,298
Derivative financial instruments	[2]	348		801
Non-current assets		266,150		272,155
Current assets
Inventories		26,449		26,019
Trade and other receivables		50,619		53,273
Derivative financial instruments	[2]	11,724		15,098
Cash and cash equivalents		38,148		38,774
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		126,940		133,164
Assets classified as held for sale		1,692		951
Current assets		128,632		134,115
Total assets		394,783		406,270
Non-current liabilities
Debt		64,619		71,610
Trade and other payables		4,471		3,103
Derivative financial instruments	[2]	2,438		2,301
Deferred tax		15,293		15,347
Retirement benefits1	[1]	6,701		7,549
Decommissioning and other provisions		22,574		22,531
Non-current liabilities		116,096		122,441
Current liabilities
Debt		10,849		9,931
Trade and other payables		63,943		68,237
Derivative financial instruments	[2]	8,138		9,529
Income taxes payable		4,087		3,422
Decommissioning and other provisions		3,622		4,041
Current liabilities other than liabilities included in disposal groups classified as held for sale		90,639		95,160
Liabilities directly associated with assets classified as held for sale	[1]	857		307
Current liabilities		91,496		95,467
Total liabilities		207,592		217,908
Equity attributable to Shell plc shareholders		185,407		186,607
Non-controlling interest		1,783		1,755
Total equity		187,190		188,362
Total liabilities and equity		$ 394,783		$ 406,270

[1]	See Note 8 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.
[2]	See Note 7 “Derivative financial instruments and debt excluding lease liabilities”.